Changes in Accumulated Other Comprehensive Loss - Schedule of Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Current period comprehensive income, net of tax					$ 542
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Loss beginning of period	$ (74,378)	$ (158,041)	$ (158,041)	$ (2,679)	(125,642)
Accumulated Other Comprehensive Loss end of period	(82,585)	(56,279)	(74,378)	(158,041)	(2,679)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications			(2,136)	(161,331)	115,014
Amounts reclassified from Other comprehensive income, before tax	(13,406)	101,762	83,663	(155,362)	130,390
Income tax benefit	(5,199)				7,427
Current period Comprehensive (Loss) Income-net of tax	(8,207)	101,762	83,663	(155,362)	122,963
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax			(1,291)	3,612
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax	123	99	133	(136)	198
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax	6,138	9,064	10,408	2,219	13,400
Accumulated Defined Benefit Plans Adjustment Settlement Curtailment Gain Loss Net Including Portion Attributable To Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax	2,250	1,950	3,358	2,370	1,778
Accumulated Defined Benefit Plans Adjustment Pension Curtailment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax		$ 90,649	$ 73,191	$ (2,096)
Interest Rate Swap Derivative [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of period					(542)
Other comprehensive income (loss) before reclassifications					(653)
Amounts reclassified from Other comprehensive income, before tax					2,042
Total before income tax					1,389
Income tax provision					847
Current period comprehensive income, net of tax					$ 542
Accumulated Defined Benefit Plans Adjustment, Prior Period Correction Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from Other comprehensive income, before tax	$ (21,917)